SIGNIFICANT ACCOUNTING POLICIES (Goodwill And Intangible Assets) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Segment Reporting Information [Line Items]
Number of reporting units | item	1	1	2
Goodwill impairment charges	$ 3,843	$ 1,185
Impairment of intangible assets	$ 3,289	$ 1,705	$ 323
Minimum [Member]
Segment Reporting Information [Line Items]
Useful life	1 year
Maximum [Member]
Segment Reporting Information [Line Items]
Useful life	10 years
RBT [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charges	$ 1,343
Cooltouch [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charges	$ 2,500